Income Taxes (Tables)	12 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
Provision (Benefit) for Income Taxes

The provision (benefit) for income taxes consists of the following:

	Year Ended September 30,
	2017	2016	2015
Current	$69,535	$77,682	$94,128
Deferred	6,551	(2,315)	(26,887)

	$76,086	$75,367	$67,241

Components of Deferred Tax Assets and Liabilities

Deferred income taxes are comprised of the following components:

	As of September 30,
	2017	2016
Deferred tax assets:
Deferred revenue	$44,571	$57,361
Employee compensation and benefits	87,204	80,312
Intangible assets, computer software and intellectual property	14,997	14,840
Tax credits, net capital and operating loss carryforwards	155,478	168,641
Other	78,114	68,073

Total deferred tax assets	380,364	389,227
Valuation allowances	(94,573)	(96,870)

Total deferred tax assets, net	285,791	292,357

Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(74,419)	(66,628)
Intangible assets, computer software and intellectual property	(136,238)	(146,848)
Other	(32,736)	(26,228)

Total deferred tax liabilities	(243,393)	(239,704)

Net deferred tax assets	$42,398	$52,653

Effective Income Tax Rate Varied from Statutory Guernsey Tax Rate

The effective income tax rate varied from the statutory Guernsey tax rate as follows:

	Year Ended September 30,
	2017	2016	2015
Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes(1)	15	16	13

Effective income tax rate	15%	16%	13%

(1)

In fiscal year 2017, foreign taxes included a benefit of $9,450 due to conclusions of tax audits in certain jurisdictions, which resulted in a reduction to the Company’s provision for gross unrecognized tax benefits. Foreign taxes in fiscal year 2017 also included a net benefit of $11,037 due to a reduction of taxes payable, partially offset by a reduction of deferred tax asset on operating loss carryforwards of certain of the Company’s subsidiaries resulting from internal structural changes in certain jurisdictions in which the Company operates. In addition, foreign taxes in fiscal year 2017 included a benefit of $28,774 that was attributable to the expiration of the periods set forth in statutes of limitations related to unrecognized tax benefits accumulated over several years in certain jurisdictions. Foreign taxes in fiscal year 2017 also included a benefit of $12,754 resulting from the release of valuation allowances on deferred tax assets at certain of the Company’s subsidiaries, which will, more likely than not, be realized due to the Company’s projections of future taxable income

In fiscal year 2016, foreign taxes included a net benefit of $15,264 due to settlements and conclusions of tax audits in certain jurisdictions that resulted in a reduction to the Company’s provision for gross unrecognized tax benefits, partially offset by a decrease to the Company’s taxes receivable and deferred tax assets. Foreign taxes in fiscal year 2016 also included a decrease of $4,606 that was attributable to the expiration of statutes of limitations related to unrecognized tax benefits accumulated over several years in certain jurisdictions, which was partially offset by provisions for new uncertain tax positions of $23,597 recognized during fiscal year 2016. In addition, foreign taxes in fiscal year 2016 included a benefit of $19,963 as a result of a release of tax provision in light of a non-taxable internal capital gain recognized during fiscal year 2016. Foreign taxes in fiscal year 2016 included also a benefit of $15,651 resulting from the release of valuation allowances on deferred tax assets at several of the Company’s subsidiaries, which will, more likely than not, be realized due to the Company’s projections of future taxable income.

Aggregate Changes in Balance of Company's Gross Unrecognized Tax Benefits

The aggregate changes in the balance of the Company’s gross unrecognized tax benefits were as follows:

	Year Ended September 30,
	2017	2016	2015
Balance at beginning of fiscal year	$196,668	$126,706	$123,942
Additions based on tax positions related to the current year	22,319	65,009	22,314
Additions for tax positions of prior years	12,261	41,183	11,125
Settlements with tax authorities	(9,450)	(31,624)	(13,443)
Lapse of statute of limitations	(28,774)	(4,606)	(17,232)

Balance at end of fiscal year	$193,024	$196,668	$126,706